INTANGIBLE ASSETS (Details)	Dec. 31, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 107,420
Accumulated Amortization	7,180
Net Book Value	100,240
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	78,214
Accumulated Amortization	5,232
Net Book Value	72,982
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	21,818
Accumulated Amortization	1,455
Net Book Value	20,363
Intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	7,388
Accumulated Amortization	493
Net Book Value	$ 6,895